Derivatives And Fair Value Measurements (Regulatory Assets/Liabilities Offsetting the Amounts In The Balance Sheet) (Details) (Swaps [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Charges And Other Assets [Member]
Derivatives, Fair Value [Line Items]
Net Total	$ 621
Prepaids And Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Net Total	11,122	11,482
Other Deferred Credits [Member]
Derivatives, Fair Value [Line Items]
Net Total		$ (656)